Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Schedule of Vesting for Matching Contributions, Discretionary Contributions, and Related Earnings
The vesting schedule related to Bank matching contributions and Bank discretionary contributions and related earnings therein is as follows:

Years of Service	Percentage Vested
Less than 1 year	-0-%
1 year	20%
2 years	40%
3 years	60%
4 years	80%
5 years or more	100%